Related Party Transactions - Additional Information (Details) - USD ($)		3 Months Ended
	Apr. 30, 2018	Mar. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
License upfront fee	$ 14,100,000
Inventory purchase liability	6,900,000
Transaction costs	$ 800,000
Type of Revenue [Extensible List]		ortx:StrimvelisMember
G S K
Related Party Transaction [Line Items]
Product sales		$ 0
Accrued royalties		0
Accrued expenses and accounts payable		800,000	$ 6,000,000
G S K | Transition Services Agreement
Related Party Transaction [Line Items]
Payments to settle accounts payable		6,300,000
Payment on inventory purchase liability		$ 1,700,000
Series B Preferred Stock
Related Party Transaction [Line Items]
Ordinary shares Issuable Upon Conversion	12,455,252
Preferred stock, Value	$ 93,400,000
Loss provision associated with contract	$ 18,400,000